Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Receivables [Abstract]
Trade receivables	$ 25,527	$ 16,698
Less: long term receivable recorded in other assets	(3,235)
Other receivables	135	88
Allowance for doubtful accounts	(1,958)	(340)
Total accounts receivable, net	$ 20,469	$ 16,446